Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	Thousands of Euros
	31/12/2018	31/12/2017
Current deposits	441,614	655,463
Cash in hand and at banks	592,178	231,058
Total cash and cash equivalents	1,033,792	886,521